Accumulated Other Comprehensive Income - Reclassification Adjustments From Accumulated Other Comprehensive Income (Loss) (Details 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification adjustments from accumulated other comprehensive income (loss)
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes									$ (52)	$ (39)	$ (35)
Income tax effect	$ 134	$ (1)	$ 8	$ (8)	$ 18	$ (214)	$ (43)	$ (33)	133	(272)	0
Unrealized gains (losses) on investment securities | Reclassification adjustments
Reclassification adjustments from accumulated other comprehensive income (loss)
Reclassification from accumulated other comprehensive income (loss) to investment revenues, before taxes									(12)	(8)	(3)
Income tax effect									(4)	(3)	(1)
Reclassification from accumulated other comprehensive income (loss) to investment revenues, net of taxes									$ 8	$ 5	$ 2